Prepayments and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2023
Prepayments and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets as of June 30, 2022 and 2023, consist of the following:
	As of June 30,
	2022	2023
	RMB	RMB

Prepayments for promotion fees	86,686	65,832
Prepaid other service fees(i)	13,726	25,281
Prepayments for products procurement(ii)	-	13,543
Prepaid input value-added tax(iii)	690	360
Receivables from third party payment platforms (iv)	9,456	22,533
Receivables from live e-commerce business platforms	-	1,760
Staff advance	192	575
Deposits	4,791	3,500
Interest receivable	-	3,297
Others	19	-
Total	115,560	136,681
(i)	Prepaid other service fees consist of prepayment of cloud server hosting fees and others.
(ii)	Prepayments for products procurement represent prepayments made to third-party suppliers for the procurement of products for the Group’s live e-commerce business.

(iii)	Prepaid input value-added tax consists of VAT input that is expected to offset with VAT output tax or to be transferred out in the future.
(iv)	Receivables from third party payment platforms consist of cash that has been received from course participants but held by the third-party payment platforms. The Group subsequently collected the full balance from the third-party payment platforms.